Financial instruments (Details 2) (CHF) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets (CHF million)
Cash and Due from Banks	527	569
Interest-bearing deposits with banks	311	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,587	113,664
Securities received as collateral	22,800	30,045
Trading assets	229,413	256,399
Investment securities	2,987	3,498
Other investments	7,596	8,994
Loans	19,457	20,000
Other intangible assets (mortgage servicing rights)	42	43
Other assets	31,518	37,275
Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	21,098	29,677
Trading assets	122,452	132,887
Investment securities	1,790	2,070
Other investments	283	271
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	4,861	5,439
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	150,484	170,344
Less other investments - equity at fair value attributable to noncontrolling interests	(246)	(240)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	150,238	170,104
Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	283	271
Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	409	92
Trading assets	41,829	55,592
Investment securities	1,788	2,066
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	40,199	53,918
Investment securities	1,386	1,583
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	14	1
Investment securities	0	0
Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,689	29,585
Trading assets	70,322	66,664
Investment securities	2	4
Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,610	3,428
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,065	703
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	8	1
Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	5,278	2,538
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,691	7,203
Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	527	569
Interest-bearing deposits with banks	311	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,383	113,664
Securities received as collateral	1,702	368
Trading assets	637,124	907,889
Investment securities	1,195	1,258
Other investments	344	539
Loans	11,459	13,381
Loans - of which commercial and industrial	6,302	6,191
Loans - of which financial institutions	4,484	5,934
Other intangible assets (mortgage servicing rights)	0	0
Other assets	21,530	26,912
Other assets - of which loans held-for-sale	12,770	14,899
Total assets at fair value	770,575	1,065,207
Less other investments - equity at fair value attributable to noncontrolling interests	(149)	(99)
Less assets consolidated under ASU 2009-17	(8,996)	(8,769)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	761,430	1,056,339
Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	289	470
Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	174	349
Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	55	69
Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	15	61
Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	1,592	350
Trading assets	63,218	74,391
Investment securities	1,098	1,168
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	6,980	11,032
Investment securities	2	1
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	1,558	320
Trading assets	24,268	25,932
Investment securities	606	720
Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	23,343	30,392
Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,255	4,335
Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,305	2,620
Investment securities	490	447
Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	110	18
Trading assets	5,778	7,746
Investment securities	97	90
Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	563,649	823,016
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	444,056	698,297
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	60,807	62,717
Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	28,763	25,820
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	25,662	29,274
Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	4,479	2,736
Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0
Securities received as collateral	0	0
Trading assets	13,710	15,509
Investment securities	2	170
Other investments	6,969	8,184
Loans	7,998	6,619
Loans - of which commercial and industrial	5,309	4,778
Loans - of which financial institutions	1,322	1,530
Other intangible assets (mortgage servicing rights)	42	43
Other assets	6,159	5,164
Other assets - of which loans held-for-sale	5,615	4,463
Total assets at fair value	35,084	35,689
Less other investments - equity at fair value attributable to noncontrolling interests	(2,781)	(3,292)
Less assets consolidated under ASU 2009-17	(2,458)	(2,745)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,845	29,652
Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,345	3,958
Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,236	2,633
Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	392	165
Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	329	84
Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	1,632	2,243
Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,630	2,245
Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,600	1,818
Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	5,069	5,888
Investment securities	0	169
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	230	79
Investment securities	0	21
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	2,128	3,192
Investment securities	0	125
Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	436	724
Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	417	1,023
Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	1,567	447
Investment securities	0	23
Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	595	485
Investment securities	2	1
Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	5,217	6,650
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,574	1,859
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	484	754
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	1,240	1,920
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,138	1,294
Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,829	2,486
Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(543,873)	(799,886)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(1,032)	(240)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(544,905)	(800,126)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(544,905)	(800,126)
Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(543,873)	(799,886)
Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0	0
Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	527	569
Interest-bearing deposits with banks	311	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,587	113,664
Securities received as collateral	22,800	30,045
Trading assets	229,413	256,399
Investment securities	2,987	3,498
Other investments	7,596	8,994
Loans	19,457	20,000
Loans - of which commercial and industrial	11,611	10,969
Loans - of which financial institutions	5,806	7,464
Other intangible assets (mortgage servicing rights)	42	43
Other assets	31,518	37,275
Other assets - of which loans held-for-sale	18,385	19,362
Total assets at fair value	411,238	471,114
Less other investments - equity at fair value attributable to noncontrolling interests	(3,176)	(3,631)
Less assets consolidated under ASU 2009-17	(11,454)	(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	396,608	455,969
Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,345	3,958
Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,236	2,633
Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	681	635
Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	503	433
Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	1,970	2,583
Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,645	2,306
Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,600	1,818
Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	2,001	442
Trading assets	110,116	135,871
Investment securities	2,886	3,403
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	47,409	65,029
Investment securities	1,388	1,605
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	1,558	320
Trading assets	26,410	29,125
Investment securities	606	845
Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	23,779	31,116
Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,672	5,358
Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	4,872	3,067
Investment securities	490	470
Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,799	29,603
Trading assets	76,695	74,895
Investment securities	101	95
Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	31,603	33,208
Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	10,999	12,425
Bank
Assets (CHF million)
Cash and Due from Banks	527	569
Interest-bearing deposits with banks	311	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,587	113,664
Securities received as collateral	22,800	30,045
Trading assets	229,736	256,602
Investment securities	1,627	1,939
Other investments	7,590	8,892
Loans	19,457	20,000
Other intangible assets (mortgage servicing rights)	42	43
Other assets	31,518	37,259
Bank | Level 1 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	21,098	29,677
Trading assets	122,592	132,940
Investment securities	1,165	1,338
Other investments	283	271
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	4,861	5,439
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	149,999	169,665
Less other investments - equity at fair value attributable to noncontrolling interests	(246)	(240)
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	149,753	169,425
Bank | Level 1 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	283	271
Bank | Level 1 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Level 1 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	409	92
Trading assets	41,829	55,592
Investment securities	1,164	1,334
Bank | Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	40,199	53,918
Investment securities	1,162	1,333
Bank | Level 1 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	14	1
Investment securities	0	0
Bank | Level 1 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Bank | Level 1 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Bank | Level 1 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Bank | Level 1 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,689	29,585
Trading assets	70,463	66,715
Investment securities	1	4
Bank | Level 1 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	6,610	3,428
Bank | Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,065	703
Bank | Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	8	1
Bank | Level 1 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	5,278	2,538
Bank | Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	0	0
Bank | Level 1 | Recurring basis | Other
Assets (CHF million)
Trading assets	3,690	7,205
Bank | Level 2 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	527	569
Interest-bearing deposits with banks	311	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,383	113,664
Securities received as collateral	1,702	368
Trading assets	637,356	908,054
Investment securities	460	431
Other investments	344	539
Loans	11,459	13,381
Loans - of which commercial and industrial	6,302	6,191
Loans - of which financial institutions	4,484	5,934
Other intangible assets (mortgage servicing rights)	0	0
Other assets	21,426	26,802
Other assets - of which loans held-for-sale	12,770	14,899
Total assets at fair value	769,968	1,064,435
Less other investments - equity at fair value attributable to noncontrolling interests	(149)	(99)
Less assets consolidated under ASU 2009-17	(8,996)	(8,769)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	760,823	1,055,567
Bank | Level 2 | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	289	470
Bank | Level 2 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	174	349
Bank | Level 2 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	55	69
Bank | Level 2 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	15	61
Bank | Level 2 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Level 2 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	1,592	350
Trading assets	63,217	74,392
Investment securities	362	341
Bank | Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	6,980	11,032
Investment securities	2	1
Bank | Level 2 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	1,558	320
Trading assets	24,267	25,933
Investment securities	262	340
Bank | Level 2 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	23,343	30,392
Bank | Level 2 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,255	4,335
Bank | Level 2 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	3,305	2,620
Investment securities	100	0
Bank | Level 2 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	110	18
Trading assets	5,777	7,745
Investment securities	98	90
Bank | Level 2 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	563,882	823,181
Bank | Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	444,187	698,494
Bank | Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	60,732	62,619
Bank | Level 2 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	28,941	25,885
Bank | Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	25,662	29,274
Bank | Level 2 | Recurring basis | Other
Assets (CHF million)
Trading assets	4,480	2,736
Bank | Level 3 | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	204	0
Securities received as collateral	0	0
Trading assets	13,710	15,451
Investment securities	2	170
Other investments	6,963	8,082
Loans	7,998	6,619
Loans - of which commercial and industrial	5,309	4,778
Loans - of which financial institutions	1,322	1,530
Other intangible assets (mortgage servicing rights)	42	43
Other assets	6,159	5,164
Other assets - of which loans held-for-sale	5,615	4,463
Total assets at fair value	35,078	35,529
Less other investments - equity at fair value attributable to noncontrolling interests	(2,781)	(3,292)
Less assets consolidated under ASU 2009-17	(2,458)	(2,745)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	29,839	29,492
Bank | Level 3 | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,339	3,855
Bank | Level 3 | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,230	2,530
Bank | Level 3 | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	392	165
Bank | Level 3 | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	329	84
Bank | Level 3 | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	1,632	2,244
Bank | Level 3 | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,631	2,245
Bank | Level 3 | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,600	1,818
Bank | Level 3 | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	5,069	5,830
Investment securities	0	169
Bank | Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	230	79
Investment securities	0	21
Bank | Level 3 | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	2,128	3,192
Investment securities	0	125
Bank | Level 3 | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	436	724
Bank | Level 3 | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	417	1,023
Bank | Level 3 | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	1,567	447
Investment securities	0	24
Bank | Level 3 | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	595	485
Investment securities	2	1
Bank | Level 3 | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	5,217	6,650
Bank | Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Assets (CHF million)
Trading assets	1,574	1,859
Bank | Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Assets (CHF million)
Trading assets	484	754
Bank | Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Assets (CHF million)
Trading assets	1,240	1,920
Bank | Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Assets (CHF million)
Trading assets	1,138	1,294
Bank | Level 3 | Recurring basis | Other
Assets (CHF million)
Trading assets	2,829	2,486
Bank | Netting impact | Recurring basis
Assets (CHF million)
Cash and Due from Banks	0	0
Interest-bearing deposits with banks	0	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Securities received as collateral	0	0
Trading assets	(543,922)	(799,843)
Investment securities	0	0
Other investments	0	0
Loans	0	0
Loans - of which commercial and industrial	0	0
Loans - of which financial institutions	0	0
Other intangible assets (mortgage servicing rights)	0	0
Other assets	(928)	(146)
Other assets - of which loans held-for-sale	0	0
Total assets at fair value	(544,850)	(799,989)
Less other investments - equity at fair value attributable to noncontrolling interests	0	0
Less assets consolidated under ASU 2009-17	0	0
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	(544,850)	(799,989)
Bank | Netting impact | Recurring basis | Private equity
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	0	0
Bank | Netting impact | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	0	0
Bank | Netting impact | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	0	0
Bank | Netting impact | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	0	0
Trading assets	0	0
Investment securities	0	0
Bank | Netting impact | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	(543,922)	(799,843)
Bank | Netting impact | Recurring basis | Other
Assets (CHF million)
Trading assets	0	0
Bank | Total - at fair value | Recurring basis
Assets (CHF million)
Cash and Due from Banks	527	569
Interest-bearing deposits with banks	311	627
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	96,587	113,664
Securities received as collateral	22,800	30,045
Trading assets	229,736	256,602
Investment securities	1,627	1,939
Other investments	7,590	8,892
Loans	19,457	20,000
Loans - of which commercial and industrial	11,611	10,969
Loans - of which financial institutions	5,806	7,464
Other intangible assets (mortgage servicing rights)	42	43
Other assets	31,518	37,259
Other assets - of which loans held-for-sale	18,385	19,362
Total assets at fair value	410,195	469,640
Less other investments - equity at fair value attributable to noncontrolling interests	(3,176)	(3,631)
Less assets consolidated under ASU 2009-17	(11,454)	(11,514)
Assets at fair value excluding noncontrolling interests and assets not risk-weighted under the Basel framework	395,565	454,495
Bank | Total - at fair value | Recurring basis | Private equity
Assets (CHF million)
Other investments	3,339	3,855
Bank | Total - at fair value | Recurring basis | Private equity - of which equity funds
Assets (CHF million)
Other investments	2,230	2,530
Bank | Total - at fair value | Recurring basis | Hedge funds
Assets (CHF million)
Other investments	681	635
Bank | Total - at fair value | Recurring basis | Hedge funds - of which debt funds
Assets (CHF million)
Other investments	503	433
Bank | Total - at fair value | Recurring basis | Other equity investments
Assets (CHF million)
Other investments	1,970	2,584
Bank | Total - at fair value | Recurring basis | Other equity investments - of which private
Assets (CHF million)
Other investments	1,646	2,306
Bank | Total - at fair value | Recurring basis | Life finance instruments
Assets (CHF million)
Other investments	1,600	1,818
Bank | Total - at fair value | Recurring basis | Debt securities
Assets (CHF million)
Securities received as collateral	2,001	442
Trading assets	110,115	135,814
Investment securities	1,526	1,844
Bank | Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Assets (CHF million)
Trading assets	47,409	65,029
Investment securities	1,164	1,355
Bank | Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Assets (CHF million)
Securities received as collateral	1,558	320
Trading assets	26,409	29,126
Investment securities	262	465
Bank | Total - at fair value | Recurring basis | Debt securities | RMBS
Assets (CHF million)
Trading assets	23,779	31,116
Bank | Total - at fair value | Recurring basis | Debt securities | CMBS
Assets (CHF million)
Trading assets	5,672	5,358
Bank | Total - at fair value | Recurring basis | Debt securities | Collateralized debt obligations
Assets (CHF million)
Trading assets	4,872	3,067
Investment securities	100	24
Bank | Total - at fair value | Recurring basis | Equity securities
Assets (CHF million)
Securities received as collateral	20,799	29,603
Trading assets	76,835	74,945
Investment securities	101	95
Bank | Total - at fair value | Recurring basis | Derivative instruments
Assets (CHF million)
Trading assets	31,787	33,416
Bank | Total - at fair value | Recurring basis | Other
Assets (CHF million)
Trading assets	10,999	12,427